Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 98.6%
Communication Services 8.0%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	130,720	2,516,360
Verizon Communications, Inc.	77,020	2,995,308
		5,511,668
Entertainment 1.4%
Activision Blizzard, Inc.	13,129	1,123,711
Electronic Arts, Inc.	4,830	581,774
Live Nation Entertainment, Inc.*	2,564	179,480
Netflix, Inc.*	8,167	2,821,535
Take-Two Interactive Software, Inc.*	2,937	350,384
Walt Disney Co.*	33,463	3,350,650
Warner Bros Discovery, Inc.*	40,317	608,787
		9,016,321
Interactive Media & Services 4.7%
Alphabet, Inc. "A"*	109,232	11,330,635
Alphabet, Inc. "C"*	95,160	9,896,640
Match Group, Inc.*	5,076	194,868
Meta Platforms, Inc. "A"*	40,814	8,650,119
		30,072,262
Media 0.8%
Charter Communications, Inc. "A"*	1,930	690,187
Comcast Corp. "A"	77,125	2,923,809
DISH Network Corp. "A"*	4,574	42,675
Fox Corp. "A"	5,388	183,461
Fox Corp. "B"	2,400	75,144
Interpublic Group of Companies, Inc.	7,127	265,410
News Corp. "A"	7,160	123,653
News Corp. "B"	2,250	39,218
Omnicom Group, Inc.	3,773	355,945
Paramount Global "B"	9,072	202,396
		4,901,898
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	10,855	1,572,238
Consumer Discretionary 10.0%
Automobile Components 0.1%
Aptiv PLC*	4,942	554,443
BorgWarner, Inc.	4,265	209,454
		763,897
Automobiles 1.9%
Ford Motor Co.	71,879	905,675
General Motors Co.	25,696	942,529
Tesla, Inc.*	49,319	10,231,720
		12,079,924

Broadline Retail 2.8%
Amazon.com, Inc.*	163,488	16,886,675
eBay, Inc.	9,983	442,946
Etsy, Inc.*	2,302	256,282
		17,585,903
Distributors 0.2%
Genuine Parts Co.	2,568	429,652
LKQ Corp.	4,629	262,742
Pool Corp.	719	246,215
		938,609
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.*	711	1,885,864
Caesars Entertainment, Inc.*	3,984	194,459
Carnival Corp.*	18,409	186,851
Chipotle Mexican Grill, Inc.*	507	866,103
Darden Restaurants, Inc.	2,216	343,835
Domino's Pizza, Inc.	647	213,426
Expedia Group, Inc.*	2,740	265,862
Hilton Worldwide Holdings, Inc.	4,871	686,178
Las Vegas Sands Corp.*	5,994	344,355
Marriott International, Inc. "A"	4,924	817,581
McDonald's Corp.	13,453	3,761,593
MGM Resorts International	5,675	252,083
Norwegian Cruise Line Holdings Ltd.*	7,906	106,336
Royal Caribbean Cruises Ltd.*	3,943	257,478
Starbucks Corp.	21,058	2,192,770
Wynn Resorts Ltd.*	1,836	205,467
Yum! Brands, Inc.	5,103	674,004
		13,254,245
Household Durables 0.3%
D.R. Horton, Inc.	5,717	558,494
Garmin Ltd.	2,800	282,576
Lennar Corp. "A"	4,667	490,548
Mohawk Industries, Inc.*	953	95,510
Newell Brands, Inc.	6,800	84,592
NVR, Inc.*	55	306,471
PulteGroup, Inc.	4,147	241,687
Whirlpool Corp.	955	126,079
		2,185,957
Leisure Products 0.0%
Hasbro, Inc.	2,360	126,708
Specialty Retail 2.1%
Advance Auto Parts, Inc.	1,060	128,907
AutoZone, Inc.*	344	845,604
Bath & Body Works, Inc.	4,224	154,514
Best Buy Co., Inc.	3,678	287,877
CarMax, Inc.*	2,875	184,805
Home Depot, Inc.	18,690	5,515,793
Lowe's Companies, Inc.	11,097	2,219,067
O'Reilly Automotive, Inc.*	1,142	969,535
Ross Stores, Inc.	6,289	667,451
TJX Companies, Inc.	21,193	1,660,683
Tractor Supply Co.	2,046	480,892
Ulta Beauty, Inc.*	933	509,110
		13,624,238

Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	22,874	2,805,267
Ralph Lauren Corp.	752	87,736
Tapestry, Inc.	4,368	188,305
VF Corp.	6,006	137,597
		3,218,905
Consumer Staples 7.1%
Beverages 1.8%
Brown-Forman Corp. "B"	3,293	211,641
Coca-Cola Co.	71,457	4,432,478
Constellation Brands, Inc. "A"	2,967	670,215
Keurig Dr Pepper, Inc.	15,535	548,075
Molson Coors Beverage Co. "B"	3,543	183,102
Monster Beverage Corp.*	13,994	755,816
PepsiCo, Inc.	25,259	4,604,716
		11,406,043
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	8,125	4,037,069
Dollar General Corp.	4,099	862,675
Dollar Tree, Inc.*	3,807	546,495
Kroger Co.	11,929	588,935
Sysco Corp.	9,300	718,239
Target Corp.	8,422	1,394,936
Walgreens Boots Alliance, Inc.	13,284	459,361
Walmart, Inc.	25,699	3,789,317
		12,397,027
Food Products 1.1%
Archer-Daniels-Midland Co.	9,973	794,449
Bunge Ltd.	2,762	263,826
Campbell Soup Co.	3,769	207,220
Conagra Brands, Inc.	8,853	332,519
General Mills, Inc.	10,781	921,344
Hormel Foods Corp.	5,405	215,552
Kellogg Co.	4,619	309,288
Kraft Heinz Co.	14,472	559,632
Lamb Weston Holdings, Inc.	2,612	273,006
McCormick & Co., Inc.	4,573	380,519
Mondelez International, Inc. "A"	24,997	1,742,791
The Hershey Co.	2,695	685,635
The J.M. Smucker Co.	1,936	304,668
Tyson Foods, Inc. "A"	5,261	312,083
		7,302,532
Household Products 1.4%
Church & Dwight Co., Inc.	4,458	394,132
Clorox Co.	2,296	363,319
Colgate-Palmolive Co.	15,265	1,147,165
Kimberly-Clark Corp.	6,214	834,043
Procter & Gamble Co.	43,259	6,432,180
		9,170,839
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,260	1,049,920

Tobacco 0.7%
Altria Group, Inc.	32,757	1,461,617
Philip Morris International, Inc.	28,423	2,764,137
		4,225,754
Energy 4.6%
Energy Equipment & Services 0.4%
Baker Hughes Co.	18,429	531,861
Halliburton Co.	16,556	523,832
Schlumberger NV	25,941	1,273,703
		2,329,396
Oil, Gas & Consumable Fuels 4.2%
APA Corp.	5,851	210,987
Chevron Corp.	32,611	5,320,811
ConocoPhillips	22,383	2,220,617
Coterra Energy, Inc.	14,226	349,106
Devon Energy Corp.	12,017	608,180
Diamondback Energy, Inc.	3,356	453,631
EOG Resources, Inc.	10,821	1,240,411
EQT Corp.	6,908	220,434
Exxon Mobil Corp.	75,509	8,280,317
Hess Corp.	5,107	675,860
Kinder Morgan, Inc.	36,280	635,263
Marathon Oil Corp.	11,684	279,949
Marathon Petroleum Corp.	8,351	1,125,965
Occidental Petroleum Corp.	13,385	835,626
ONEOK, Inc.	8,158	518,359
Phillips 66	8,545	866,292
Pioneer Natural Resources Co.	4,379	894,367
Targa Resources Corp.	4,095	298,730
Valero Energy Corp.	7,098	990,881
Williams Companies, Inc.	22,254	664,505
		26,690,291
Financials 12.7%
Banks 3.1%
Bank of America Corp.	127,996	3,660,686
Citigroup, Inc.	35,454	1,662,438
Citizens Financial Group, Inc.	8,937	271,417
Comerica, Inc.	2,454	106,553
Fifth Third Bancorp.	12,434	331,242
First Republic Bank	3,395	47,496
Huntington Bancshares, Inc.	26,952	301,862
JPMorgan Chase & Co.	53,796	7,010,157
KeyCorp.	17,468	218,699
M&T Bank Corp.	3,087	369,112
PNC Financial Services Group, Inc.	7,323	930,753
Regions Financial Corp.	16,961	314,796
Truist Financial Corp.	24,353	830,437
U.S. Bancorp.	25,514	919,780
Wells Fargo & Co.	69,871	2,611,778
Zions Bancorp. NA	2,813	84,193
		19,671,399
Capital Markets 2.8%
Ameriprise Financial, Inc.	1,935	593,078

Bank of New York Mellon Corp.	13,423	609,941
BlackRock, Inc.	2,744	1,836,065
Cboe Global Markets, Inc.	1,957	262,708
Charles Schwab Corp.	27,949	1,463,969
CME Group, Inc.	6,627	1,269,203
FactSet Research Systems, Inc.	712	295,544
Franklin Resources, Inc.	5,014	135,077
Intercontinental Exchange, Inc.	10,285	1,072,623
Invesco Ltd.	8,638	141,663
MarketAxess Holdings, Inc.	698	273,120
Moody's Corp.	2,898	886,846
Morgan Stanley	23,990	2,106,322
MSCI, Inc.	1,462	818,267
Nasdaq, Inc.	6,314	345,186
Northern Trust Corp.	3,877	341,680
Raymond James Financial, Inc.	3,593	335,119
S&P Global, Inc.	6,018	2,074,826
State Street Corp.	6,403	484,643
T. Rowe Price Group, Inc.	4,090	461,761
The Goldman Sachs Group, Inc.	6,207	2,030,372
		17,838,013
Consumer Finance 0.5%
American Express Co.	10,917	1,800,759
Capital One Financial Corp.	6,991	672,255
Discover Financial Services	4,902	484,514
Synchrony Financial	8,040	233,803
		3,191,331
Financial Services 4.2%
Berkshire Hathaway, Inc. "B"*	33,045	10,203,305
Fidelity National Information Services, Inc.	10,912	592,849
Fiserv, Inc.*	11,665	1,318,495
FleetCor Technologies, Inc.*	1,334	281,274
Global Payments, Inc.	4,826	507,888
Jack Henry & Associates, Inc.	1,373	206,939
Mastercard, Inc. "A"	15,470	5,621,953
PayPal Holdings, Inc.*	20,745	1,575,375
Visa, Inc. "A"	29,799	6,718,482
		27,026,560
Insurance 2.1%
Aflac, Inc.	10,257	661,782
Allstate Corp.	4,827	534,880
American International Group, Inc.	13,608	685,299
Aon PLC "A"	3,766	1,187,382
Arch Capital Group Ltd.*	6,747	457,919
Arthur J. Gallagher & Co.	3,876	741,517
Assurant, Inc.	1,011	121,391
Brown & Brown, Inc.	4,329	248,571
Chubb Ltd.	7,604	1,476,545
Cincinnati Financial Corp.	2,870	321,670
Everest Re Group Ltd.	714	255,626
Globe Life, Inc.	1,644	180,873
Hartford Financial Services Group, Inc.	5,756	401,136
Lincoln National Corp.	2,884	64,803
Loews Corp.	3,532	204,927
Marsh & McLennan Companies, Inc.	9,075	1,511,441
MetLife, Inc.	12,071	699,394
Principal Financial Group, Inc.	4,130	306,942

Progressive Corp.	10,725	1,534,318
Prudential Financial, Inc.	6,726	556,509
Travelers Companies, Inc.	4,251	728,664
W.R. Berkley Corp.	3,805	236,899
Willis Towers Watson PLC	1,959	455,232
		13,573,720
Health Care 14.0%
Biotechnology 2.3%
AbbVie, Inc.	32,421	5,166,935
Amgen, Inc.	9,771	2,362,139
Biogen, Inc.*	2,636	732,887
Gilead Sciences, Inc.	22,851	1,895,948
Incyte Corp.*	3,434	248,175
Moderna, Inc.*	6,091	935,456
Regeneron Pharmaceuticals, Inc.*	1,975	1,622,798
Vertex Pharmaceuticals, Inc.*	4,726	1,489,021
		14,453,359
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	31,953	3,235,561
Align Technology, Inc.*	1,339	447,413
Baxter International, Inc.	9,340	378,830
Becton, Dickinson & Co.	5,203	1,287,951
Boston Scientific Corp.*	26,322	1,316,890
DENTSPLY SIRONA, Inc.	3,844	150,992
DexCom, Inc.*	7,108	825,807
Edwards Lifesciences Corp.*	11,385	941,881
GE HealthCare Technologies, Inc.*	6,668	546,976
Hologic, Inc.*	4,464	360,245
IDEXX Laboratories, Inc.*	1,525	762,622
Insulet Corp.*	1,280	408,269
Intuitive Surgical, Inc.*	6,421	1,640,373
Medtronic PLC	24,377	1,965,274
ResMed, Inc.	2,676	586,017
STERIS PLC	1,829	349,851
Stryker Corp.	6,172	1,761,921
Teleflex, Inc.	846	214,300
The Cooper Companies, Inc.	907	338,638
Zimmer Biomet Holdings, Inc.	3,827	494,448
		18,014,259
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	2,984	477,768
Cardinal Health, Inc.	4,716	356,058
Centene Corp.*	10,096	638,168
Cigna Group	5,483	1,401,071
CVS Health Corp.	23,567	1,751,264
DaVita, Inc.*	1,043	84,598
Elevance Health, Inc.	4,377	2,012,588
HCA Healthcare, Inc.	3,866	1,019,387
Henry Schein, Inc.*	2,543	207,356
Humana, Inc.	2,290	1,111,704
Laboratory Corp. of America Holdings	1,609	369,137
McKesson Corp.	2,509	893,330
Molina Healthcare, Inc.*	1,086	290,494
Quest Diagnostics, Inc.	2,023	286,214

UnitedHealth Group, Inc.	17,124	8,092,631
Universal Health Services, Inc. "B"	1,172	148,961
		19,140,729
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	5,448	753,676
Bio-Rad Laboratories, Inc. "A"*	390	186,818
Bio-Techne Corp.	2,940	218,119
Charles River Laboratories International, Inc.*	933	188,298
Danaher Corp.	12,015	3,028,261
Illumina, Inc.*	2,879	669,511
IQVIA Holdings, Inc.*	3,415	679,209
Mettler-Toledo International, Inc.*	403	616,675
PerkinElmer, Inc.	2,339	311,695
Thermo Fisher Scientific, Inc.	7,192	4,145,253
Waters Corp.*	1,092	338,116
West Pharmaceutical Services, Inc.	1,356	469,813
		11,605,444
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	38,934	2,698,516
Catalent, Inc.*	3,379	222,034
Eli Lilly & Co.	14,451	4,962,762
Johnson & Johnson	47,903	7,424,965
Merck & Co., Inc.	46,479	4,944,901
Organon & Co.	4,721	111,038
Pfizer, Inc.	102,879	4,197,463
Viatris, Inc.	22,510	216,546
Zoetis, Inc.	8,576	1,427,390
		26,205,615
Industrials 8.6%
Aerospace & Defense 1.7%
Boeing Co.*	10,325	2,193,340
General Dynamics Corp.	4,128	942,051
Howmet Aerospace, Inc.	6,738	285,489
Huntington Ingalls Industries, Inc.	753	155,886
L3Harris Technologies, Inc.	3,483	683,504
Lockheed Martin Corp.	4,171	1,971,757
Northrop Grumman Corp.	2,640	1,218,941
Raytheon Technologies Corp.	26,916	2,635,884
Textron, Inc.	3,853	272,137
TransDigm Group, Inc.	946	697,249
		11,056,238
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,141	212,751
Expeditors International of Washington, Inc.	2,965	326,506
FedEx Corp.	4,258	972,911
United Parcel Service, Inc. "B"	13,368	2,593,258
		4,105,426
Building Products 0.4%
A.O. Smith Corp.	2,295	158,699
Allegion PLC	1,610	171,835
Carrier Global Corp.	15,180	694,485
Johnson Controls International PLC	12,520	753,954
Masco Corp.	4,152	206,438
Trane Technologies PLC	4,215	775,476
		2,760,887

Commercial Services & Supplies 0.5%
Cintas Corp.	1,578	730,109
Copart, Inc.*	7,836	589,345
Republic Services, Inc.	3,753	507,481
Rollins, Inc.	4,153	155,862
Waste Management, Inc.	6,816	1,112,167
		3,094,964
Construction & Engineering 0.1%
Quanta Services, Inc.	2,620	436,597
Electrical Equipment 0.6%
AMETEK, Inc.	4,207	611,403
Eaton Corp. PLC	7,319	1,254,037
Emerson Electric Co.	10,462	911,659
Generac Holdings, Inc.*	1,192	128,748
Rockwell Automation, Inc.	2,124	623,288
		3,529,135
Ground Transportation 0.8%
CSX Corp.	38,693	1,158,469
J.B. Hunt Transport Services, Inc.	1,553	272,489
Norfolk Southern Corp.	4,153	880,436
Old Dominion Freight Line, Inc.	1,667	568,180
Union Pacific Corp.	11,205	2,255,118
		5,134,692
Industrial Conglomerates 0.8%
3M Co.	10,098	1,061,401
General Electric Co.	20,009	1,912,860
Honeywell International, Inc.	12,268	2,344,660
		5,318,921
Machinery 1.8%
Caterpillar, Inc.	9,552	2,185,880
Cummins, Inc.	2,603	621,805
Deere & Co.	4,964	2,049,536
Dover Corp.	2,546	386,839
Fortive Corp.	6,476	441,469
IDEX Corp.	1,373	317,204
Illinois Tool Works, Inc.	5,106	1,243,056
Ingersoll Rand, Inc.	7,391	430,008
Nordson Corp.	979	217,593
Otis Worldwide Corp.	7,600	641,440
PACCAR, Inc.	9,526	697,303
Parker-Hannifin Corp.	2,359	792,883
Pentair PLC	2,958	163,489
Snap-on, Inc.	969	239,236
Stanley Black & Decker, Inc.	2,732	220,145
Westinghouse Air Brake Technologies Corp.	3,298	333,296
Xylem, Inc.	3,358	351,583
		11,332,765
Passenger Airlines 0.2%
Alaska Air Group, Inc.*	2,403	100,830
American Airlines Group, Inc.*	11,533	170,112
Delta Air Lines, Inc.*	11,847	413,697
Southwest Airlines Co.	10,705	348,341
United Airlines Holdings, Inc.*	6,078	268,951
		1,301,931

Professional Services 0.8%
Automatic Data Processing, Inc.	7,593	1,690,430
Broadridge Financial Solutions, Inc.	2,170	318,057
CoStar Group, Inc.*	7,476	514,723
Equifax, Inc.	2,248	455,984
Jacobs Solutions, Inc.	2,308	271,213
Leidos Holdings, Inc.	2,463	226,744
Paychex, Inc.	5,867	672,299
Robert Half International, Inc.	2,047	164,927
Verisk Analytics, Inc.	2,870	550,638
		4,865,015
Trading Companies & Distributors 0.3%
Fastenal Co.	10,365	559,088
United Rentals, Inc.	1,283	507,760
W.W. Grainger, Inc.	826	568,957
		1,635,805
Information Technology 25.7%
Communications Equipment 0.9%
Arista Networks, Inc.*	4,529	760,238
Cisco Systems, Inc.	75,329	3,937,823
F5, Inc.*	1,111	161,862
Juniper Networks, Inc.	5,797	199,533
Motorola Solutions, Inc.	3,078	880,708
		5,940,164
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	10,949	894,752
CDW Corp.	2,472	481,768
Corning, Inc.	14,007	494,167
Keysight Technologies, Inc.*	3,273	528,524
TE Connectivity Ltd.	5,801	760,801
Teledyne Technologies, Inc.*	850	380,256
Trimble, Inc.*	4,449	233,217
Zebra Technologies Corp. "A"*	946	300,828
		4,074,313
IT Services 1.2%
Accenture PLC "A"	11,539	3,297,961
Akamai Technologies, Inc.*	2,812	220,180
Cognizant Technology Solutions Corp. "A"	9,253	563,785
DXC Technology Co.*	4,366	111,595
EPAM Systems, Inc.*	1,064	318,136
Gartner, Inc.*	1,447	471,389
International Business Machines Corp.	16,585	2,174,128
VeriSign, Inc.*	1,696	358,416
		7,515,590
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.*	29,562	2,897,372
Analog Devices, Inc.	9,294	1,832,963
Applied Materials, Inc.	15,452	1,897,969
Broadcom, Inc.	7,665	4,917,404
Enphase Energy, Inc.*	2,476	520,653
First Solar, Inc.*	1,807	393,023
Intel Corp.	75,729	2,474,066
KLA Corp.	2,537	1,012,694
Lam Research Corp.	2,472	1,310,457
Microchip Technology, Inc.	10,094	845,675

Micron Technology, Inc.	20,034	1,208,852
Monolithic Power Systems, Inc.	818	409,442
NVIDIA Corp.	45,112	12,530,760
NXP Semiconductors NV	4,750	885,756
ON Semiconductor Corp.*	7,925	652,386
Qorvo, Inc.*	1,826	185,467
QUALCOMM, Inc.	20,438	2,607,480
Skyworks Solutions, Inc.	2,902	342,378
SolarEdge Technologies, Inc.*	1,042	316,716
Teradyne, Inc.	2,844	305,758
Texas Instruments, Inc.	16,602	3,088,138
		40,635,409
Software 9.3%
Adobe, Inc.*	8,387	3,232,098
ANSYS, Inc.*	1,591	529,485
Autodesk, Inc.*	3,970	826,395
Cadence Design Systems, Inc.*	5,048	1,060,534
Ceridian HCM Holding, Inc.*	2,878	210,727
Fair Isaac Corp.*	460	323,238
Fortinet, Inc.*	11,905	791,206
Gen Digital, Inc.	10,671	183,114
Intuit, Inc.	5,151	2,296,470
Microsoft Corp.	136,473	39,345,166
Oracle Corp.	28,165	2,617,092
Paycom Software, Inc.*	890	270,569
PTC, Inc.*	1,978	253,639
Roper Technologies, Inc.	1,953	860,668
Salesforce, Inc.*	18,332	3,662,367
ServiceNow, Inc.*	3,717	1,727,364
Synopsys, Inc.*	2,787	1,076,479
Tyler Technologies, Inc.*	751	266,335
		59,532,946
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	272,722	44,971,859
Hewlett Packard Enterprise Co.	23,763	378,545
HP, Inc.	15,884	466,195
NetApp, Inc.	3,964	253,101
Seagate Technology Holdings PLC	3,497	231,222
Western Digital Corp.*	5,847	220,256
		46,521,178
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	4,085	1,173,253
Albemarle Corp.	2,135	471,920
Celanese Corp.	1,815	197,635
CF Industries Holdings, Inc.	3,599	260,892
Corteva, Inc.	13,128	791,750
Dow, Inc.	12,864	705,204
DuPont de Nemours, Inc.	8,461	607,246
Eastman Chemical Co.	2,127	179,391
Ecolab, Inc.	4,556	754,155
FMC Corp.	2,327	284,196
International Flavors & Fragrances, Inc.	4,732	435,155
Linde PLC	9,032	3,210,334
LyondellBasell Industries NV "A"	4,626	434,335
PPG Industries, Inc.	4,310	575,730

Sherwin-Williams Co.	4,344	976,401
The Mosaic Co.	6,192	284,089
		11,341,686
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,128	400,508
Vulcan Materials Co.	2,418	414,832
		815,340
Containers & Packaging 0.3%
Amcor PLC	26,908	306,213
Avery Dennison Corp.	1,463	261,774
Ball Corp.	5,755	317,158
International Paper Co.	6,535	235,652
Packaging Corp. of America	1,735	240,870
Sealed Air Corp.	2,615	120,055
Westrock Co.	4,725	143,971
		1,625,693
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	26,073	1,066,646
Newmont Corp.	14,642	717,751
Nucor Corp.	4,645	717,513
Steel Dynamics, Inc.	3,029	342,459
		2,844,369
Real Estate 2.5%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	10,196	224,006
Ventas, Inc.	7,307	316,759
Welltower, Inc.	8,687	622,771
		1,163,536
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	13,376	220,570
Industrial REITs 0.3%
Prologis, Inc.	16,925	2,111,732
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	2,875	361,071
Boston Properties, Inc.	2,591	140,225
		501,296
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	5,817	423,536
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,533	425,696
Camden Property Trust	2,030	212,825
Equity Residential	6,273	376,380
Essex Property Trust, Inc.	1,181	246,994
Invitation Homes, Inc.	10,811	337,628
Mid-America Apartment Communities, Inc.	2,090	315,674
UDR, Inc.	5,652	232,071
		2,147,268
Retail REITs 0.3%
Federal Realty Investment Trust	1,379	136,287
Kimco Realty Corp.	11,100	216,783
Realty Income Corp.	11,516	729,193

Regency Centers Corp.	2,914	178,278
Simon Property Group, Inc.	6,001	671,932
		1,932,473
Specialized REITs 1.2%
American Tower Corp.	8,539	1,744,859
Crown Castle, Inc.	7,916	1,059,477
Digital Realty Trust, Inc.	5,276	518,683
Equinix, Inc.	1,693	1,220,721
Extra Space Storage, Inc.	2,462	401,134
Iron Mountain, Inc.	5,231	276,772
Public Storage	2,897	875,300
SBA Communications Corp.	1,990	519,529
VICI Properties, Inc.	18,406	600,404
Weyerhaeuser Co.	13,499	406,725
		7,623,604
Utilities 2.8%
Electric Utilities 1.8%
Alliant Energy Corp.	4,520	241,368
American Electric Power Co., Inc.	9,466	861,311
Constellation Energy Corp.	5,956	467,546
Duke Energy Corp.	14,079	1,358,201
Edison International	6,950	490,600
Entergy Corp.	3,706	399,284
Evergy, Inc.	4,190	256,093
Eversource Energy	6,452	504,934
Exelon Corp.	18,208	762,733
FirstEnergy Corp.	9,985	399,999
NextEra Energy, Inc.	36,433	2,808,256
NRG Energy, Inc.	4,165	142,818
PG&E Corp.*	29,454	476,271
Pinnacle West Capital Corp.	2,126	168,464
PPL Corp.	13,642	379,111
Southern Co.	19,951	1,388,191
Xcel Energy, Inc.	10,099	681,077
		11,786,257
Gas Utilities 0.0%
Atmos Energy Corp.	2,572	288,990
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	12,389	298,327
Multi-Utilities 0.8%
Ameren Corp.	4,715	407,329
CenterPoint Energy, Inc.	11,424	336,551
CMS Energy Corp.	5,331	327,217
Consolidated Edison, Inc.	6,523	624,055
Dominion Energy, Inc.	15,369	859,281
DTE Energy Co.	3,539	387,662
NiSource, Inc.	7,349	205,478
Public Service Enterprise Group, Inc.	9,095	567,983
Sempra Energy	5,780	873,705
WEC Energy Group, Inc.	5,845	554,047
		5,143,308

Water Utilities 0.1%
American Water Works Co., Inc.	3,559	521,358
Total Common Stocks (Cost $248,839,933)		629,726,323

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.46% (a), 5/11/2023 (b) (Cost $820,951)	825,000	820,951

	Shares	Value ($)

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 4.78% (c) (Cost $8,467,725)	8,467,725	8,467,725

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $258,128,609)	100.0	639,014,999
Other Assets and Liabilities, Net	0.0	104,597
Net Assets	100.0	639,119,596
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (c) (d)
165,065	—	165,065 (e)	—	—	55	—	—	—
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 4.78% (c)
1,297,774	19,505,545	12,335,594	—	—	40,782	—	8,467,725	8,467,725
1,462,839	19,505,545	12,500,659	—	—	40,837	—	8,467,725	8,467,725

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At March 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's

At March 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/16/2023	47	9,230,132	9,723,713	493,581
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$629,726,323	$—	$—	$629,726,323
Government & Agency Obligations	—	820,951	—	820,951
Short-Term Investments	8,467,725	—	—	8,467,725
Derivatives (b)
Futures Contracts	493,581	—	—	493,581
Total	$638,687,629	$820,951	$—	$639,508,580

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$493,581
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-equ500-PH1
R-080548-2 (1/25)